Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.4%
Alabama State University, Series 2025, RB,
5.00%, 09/01/35 ................. USD 40 $ 44,024
Auburn University, Series 2025B, RB,
5.00%, 06/01/37 ................. 20 22,111
66,135
Arizona — 1.3%
Arizona Board of Regents
Series 2025B , RB , 5.00% , 06/01/38 ..... 50 54,691
Series 2025A , RB , 5.00% , 07/01/39 ..... 10 10,882
65,573
California — 18.2%
California State Public Works Board
Series 2023C , RB , 5.00% , 09/01/35 ..... 20 22,200
Series 2024C , RB , 5.00% , 09/01/35 ..... 25 28,090
Series 2025C , RB , 5.00% , 11/01/35 ..... 20 22,753
Series 2025A , RB , 5.25% , 04/01/39 ..... 30 33,546
Series 2025C , RB , 5.00% , 11/01/39 ..... 20 21,987
Huntington Beach Union High School District,
COP, 0.00%, 09/01/35
(a)
............ 10 7,115
Long Beach Unified School District, Series
2011B, GO, 0.00%, 08/01/35
(a)
........ 20 14,553
Los Angeles Department of Water & Power
Series 2023E , RB , 5.00% , 07/01/35 ..... 50 54,054
Series 2024C , RB , 5.00% , 07/01/35 ..... 40 43,448
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/37 ... 25 27,629
Series 2024QRR , GO , 5.00% , 07/01/38 ... 15 16,477
Series 2024QRR , GO , 5.00% , 07/01/39 ... 70 76,403
San Bernardino City Unified School District,
Series 2011D, GO, 0.00%, 08/01/35
(a)
.... 40 28,825
San Diego Community College District, Series
2011, GO, 0.00%, 08/01/35
(a)
......... 40 29,365
San Diego Unified School District, Series
2025SR-5A, GO, 5.00%, 07/01/37 ...... 30 33,978
State of California
Series 2024 , GO , 5.00% , 09/01/35 ...... 60 67,096
GO , 5.00% , 10/01/35 ............... 150 170,168
University of California
Series 2024BS , RB , 5.00% , 05/15/35 .... 30 33,606
Series 2025CC , RB , 5.00% , 05/15/37 .... 25 27,873
Series 2025CB , RB , 5.00% , 05/15/38 .... 80 88,503
Series 2025CA , RB , 5.00% , 05/15/39 .... 40 43,935
891,604
Colorado — 0.5%
Regional Transportation District, COP,
5.00%, 06/01/35 ................. 20 22,192
Connecticut — 1.3%
State of Connecticut Special Tax, Series 2025A,
RB, 5.00%, 07/01/36 .............. 55 61,650
Delaware — 0.9%
State of Delaware, Series 2025, GO,
5.00%, 05/01/38 ................. 40 44,464
District of Columbia — 1.1%
District of Columbia
Series 2024A , GO , 5.00% , 08/01/35 ..... 30 33,290
Series 2024C , GO , 5.00% , 12/01/35 ..... 20 22,447
55,737
Security
Par (000)
Par (000) Value
Florida — 3.4%
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/35 .......... USD 20 $ 22,339
County of Orange Water Utility System, Series
2025, RB, 5.00%, 10/01/39 .......... 60 65,597
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/36 (AGC) ............ 30 33,245
Palm Beach County School District, Series
2023A, COP, 5.00%, 08/01/35 ........ 10 10,969
State of Florida, Series 2024A, GO,
5.00%, 07/01/35 ................. 35 38,713
170,863
Hawaii — 1.0%
City & County of Honolulu, Series 2025D, GO,
5.00%, 07/01/35 ................. 45 50,745
Illinois — 2.7%
Chicago O'Hare International Airport, Series
2025D, RB, 5.00%, 01/01/35 ......... 25 27,731
Illinois State Toll Highway Authority, Series
2024A, RB, 5.00%, 01/01/35 ......... 30 33,345
Sales Tax Securitization Corp.
Series 2024A , RB , 5.00% , 01/01/37 ..... 30 32,317
Series 2024A , RB , 5.00% , 01/01/39 ..... 15 15,988
State of Illinois, Series 2023B, GO,
5.00%, 12/01/35 ................. 20 21,539
130,920
Indiana — 0.6%
Indianapolis Local Public Improvement Bond
Bank, Series 2025C, RB, 5.00%, 01/15/36 . 25 27,677
Kentucky — 1.1%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/35 ........ 30 33,247
Louisville & Jefferson County Metropolitan
Government, Series 2025A, GO,
5.00%, 11/01/35 ................. 20 22,617
55,864
Louisiana — 0.8%
State of Louisiana
Series 2025B , GO , 5.00% , 06/01/36 ..... 20 22,322
Series 2025B , GO , 5.00% , 06/01/39 ..... 15 16,383
38,705
Maine — 1.1%
Maine Municipal Bond Bank, Series 2026, RB,
5.00%, 09/01/35 ................. 20 22,466
Maine Turnpike Authority, Series 2025, RB,
5.00%, 07/01/36 ................. 30 33,387
55,853
Maryland — 2.9%
County of Baltimore, Series 2024A, GO,
5.00%, 07/01/39 ................. 30 32,722
County of Prince George's, Series 2025A, GO,
5.00%, 08/01/35 ................. 20 22,580
State of Maryland, Series 2025A, GO,
5.00%, 06/01/39 ................. 80 87,494
142,796
Massachusetts — 2.3%
Massachusetts Development Finance
Agency, Series 2025A-2, RB, VRDN,
5.00%, 11/15/35
(b)
................ 100 111,656

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 0.6%
Michigan State University, Series 2025A, RB,
5.00%, 08/15/35 ................. USD 25 $ 28,189
Minnesota — 0.7%
Metropolitan Council, Series 2025C, GO,
5.00%, 03/01/35 ................. 20 22,617
State of Minnesota, Series 2025B, GO,
5.00%, 08/01/36 ................. 10 11,208
33,825
Missouri — 1.0%
Metropolitan St. Louis Sewer District, Series
2025C, RB, 5.00%, 05/01/37 ......... 20 22,268
Missouri Joint Municipal Electric Utility
Commission, Series 2025, RB,
5.00%, 01/01/35 ................. 25 27,660
49,928
Nebraska — 1.1%
Omaha Public Power District
Series 2024B , RB , 5.00% , 02/01/35 ..... 30 33,164
Series 2025C , RB , 5.00% , 02/01/37 ..... 20 22,183
55,347
Nevada — 1.1%
Clark County School District, Series 2025B, GO,
5.00%, 06/15/35 ................. 50 55,479
New Hampshire — 0.7%
New Hampshire Municipal Bond Bank, Series
2025B, RB, 5.00%, 08/15/35 ......... 30 33,274
New Jersey — 1.6%
New Jersey Transportation Trust Fund Authority
Series 2023A , RB , 5.00% , 06/15/35 ..... 30 32,594
Series 2025AA , RB , 5.00% , 06/15/35 .... 40 44,316
76,910
New York — 11.2%
City of New York
Series 2025F , GO , 5.00% , 08/01/35 ..... 30 33,081
Series 2026D , GO , 5.00% , 10/01/36 ..... 25 27,530
Series 2012D, Sub-Series D3A , GO ,
5.00% , 10/01/39 ................ 30 32,034
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/35 ................. 20 22,001
Metropolitan Transportation Authority, Series
2024A, RB, 5.00%, 11/15/35 ......... 65 71,219
New York City Municipal Water Finance
Authority, Series 2023DD, RB,
5.00%, 06/15/35 ................. 30 33,926
New York City Transitional Finance Authority
Building Aid, Series 2026S-1, RB,
5.00%, 07/15/35 (SAW) ............ 20 22,627
New York City Transitional Finance Authority
Future Tax Secured
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/35 ................ 35 38,056
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 30 33,202
Series 2026B , RB , 5.00% , 05/01/37 ..... 50 55,192
Series 2026B , RB , 5.00% , 05/01/38 ..... 20 21,801
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/38 ................ 15 16,228
New York State Dormitory Authority
Series 2025C , RB , 5.00% , 03/15/36 ..... 20 22,356
Series 2025C , RB , 5.00% , 03/15/37 ..... 50 55,266
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey, Series
250, RB, 5.00%, 10/15/38 ........... USD 30 $ 33,459
Triborough Bridge & Tunnel Authority, Series
2023C, RB, 5.00%, 11/15/35 ......... 30 33,187
551,165
North Carolina — 1.7%
County of Wake, Series 2025A, RB,
5.00%, 05/01/38 ................. 25 27,493
State of North Carolina
Series 2025 , RB , 5.00% , 03/01/35 ...... 30 33,516
Series 2025A , RB , 5.00% , 05/01/36 ..... 20 22,344
83,353
Ohio — 4.8%
City of Columbus, Series 2025A, GO,
5.00%, 10/01/39 ................. 40 43,829
Cleveland Department of Public Utilities
Division of Water, Series 2024HH, RB,
5.00%, 01/01/35 ................. 35 39,260
Ohio Water Development Authority, Series
2025A, RB, 5.00%, 12/01/39 ......... 40 43,490
State of Ohio, Series 2025B, GO,
5.00%, 09/15/36 ................. 95 106,044
232,623
Oklahoma — 2.2%
County of Oklahoma, Series 2025, GO,
4.00%, 11/01/37 ................. 30 30,276
Oklahoma Turnpike Authority, Series 2025A, RB,
5.00%, 01/01/38 ................. 45 49,498
Oklahoma Water Resources Board, Series 2025,
RB, 5.00%, 04/01/37 .............. 25 27,669
107,443
Oregon — 1.6%
Oregon State Lottery, Series 2025A, RB,
5.00%, 04/01/36 ................. 20 22,303
State of Oregon
Series 2025C , GO , 5.00% , 06/01/35 ..... 25 28,160
Series 2025A , GO , 5.00% , 05/01/36 ..... 25 27,967
78,430
Pennsylvania — 1.5%
Commonwealth of Pennsylvania, Series 2023,
GO, 5.00%, 09/01/35 .............. 25 27,436
Pennsylvania Turnpike Commission
Series 2024 , RB , 5.00% , 12/01/35 ...... 20 22,100
Series 2025 , RB , 5.00% , 12/01/36 ...... 20 22,077
71,613
Rhode Island — 0.7%
Rhode Island Health & Educational Building
Corp., Series 2024A, RB, 5.00%, 05/15/35
(SAW) ....................... 30 33,042
South Carolina — 0.4%
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/35 ...... 20 20,993
Tennessee — 0.7%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2024, RB, 5.00%, 10/01/35 ...... 30 33,536

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas — 17.3%
Board of Regents of the University of Texas
System, Series 2025B, RB, 5.00%, 08/15/36 USD 110 $ 122,480
City of Austin, GO, 5.00%, 09/01/38 ....... 20 21,828
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/35 ................. 30 32,767
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/37 .......... 35 37,693
City of Dallas, GO, 5.00%, 02/15/37 ...... 30 32,975
City of Garland Electric Utility System, Series
2026, RB, 5.00%, 03/01/35 .......... 20 22,106
City of Lubbock Electric Light & Power System,
Series 2023, RB, 5.00%, 04/15/35 ...... 10 10,891
City of Lubbock Water & Wastewater, Series
2025, RB, 5.00%, 02/15/37 .......... 25 27,307
City of San Antonio Electric & Gas Systems,
Series 2024E, RB, 5.00%, 02/01/38 ..... 20 21,755
Comal Independent School District, Series 2025,
GO, 5.00%, 02/01/38 (PSF) .......... 35 38,381
Conroe Independent School District, Series
2026, GO, 5.00%, 02/15/36 (PSF) ...... 10 11,125
County of Harris, Series 2025A, GO,
5.00%, 09/15/38 ................. 10 10,858
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/35 ......... 20 21,935
Del Valle Independent School District, Series
2024, GO, 5.00%, 06/15/35 (PSF) ...... 20 22,109
Klein Independent School District, Series 2023,
GO, 5.00%, 08/01/35 (PSF) .......... 30 32,850
Montgomery Independent School District
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 10 11,079
Series 2025 , GO , 5.00% , 02/15/39 ( PSF ) .. 20 21,763
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/35 ..... 30 33,383
North Texas Municipal Water District, Series
2025, RB, 5.00%, 06/01/36 .......... 25 27,676
Round Rock Independent School District
Series 2025B , GO , 5.00% , 08/01/35 ( PSF ) 30 33,621
Series 2025B , GO , 5.00% , 08/01/36 ( PSF ) 30 33,470
San Antonio Water System, Series 2025C, RB,
5.00%, 05/15/36 ................. 40 44,404
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/35 .............. 20 21,744
State of Texas, Series 2025, GO,
5.00%, 10/01/36 ................. 65 72,494
Temple Independent School District, Series
2025, GO, 5.00%, 02/01/36 (PSF) ...... 30 33,306
Texas A&M University, Series 2025A, RB,
5.00%, 05/15/39 ................. 10 10,875
Texas Water Development Board, Series 2025,
RB, 5.00%, 10/15/37 .............. 30 33,106
843,981
Utah — 0.9%
Davis School District, Series 2025, GO,
5.00%, 06/01/36 (GTD) ............. 40 44,810
Virginia — 0.5%
Virginia Commonwealth Transportation Board,
Series 2026, RB, 5.00%, 05/15/35 ...... 20 22,459
Washington — 5.3%
City of Seattle, Series 2025, RB,
5.00%, 02/01/39 ................. 10 10,966
City of Seattle Water System, Series 2025, RB,
5.00%, 05/01/39 ................. 10 10,991
Security
Par (000)
Par (000) Value
Washington (continued)
County of King, Series 2024A, RB,
5.00%, 01/01/35 ................. USD 20 $ 22,392
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/35 ................. 30 33,346
King County School District No. 401 Highline,
Series 2025, GO, 5.00%, 12/01/37 (GTD) . 25 27,570
Pierce County School District No. 320 Sumner,
Series 2025, GO, 5.00%, 12/01/39 (GTD) . 30 32,526
State of Washington
Series 2025C , GO , 5.00% , 02/01/37 ..... 25 27,703
Series R-2025B , GO , 5.00% , 07/01/37 ... 10 11,036
Series R-2025D , GO , 5.00% , 08/01/39 ... 50 54,562
Washington State University, Series 2025, RB,
5.00%, 04/01/38 ................. 25 27,224
258,316
Wisconsin — 1.8%
State of Wisconsin
Series 2025-2 , GO , 5.00% , 05/01/38 ..... 30 32,971
Series 2025-3 , GO , 5.00% , 05/01/38 ..... 50 54,912
87,883
Total Long-Term Investments — 98 .0%
(Cost: $ 4,934,865 ) ............................... 4,795,033
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(c) (d)
......... 37,323 37,326
Total Short-Term Securities — 0 .8%
(Cost: $ 37,326 ) ................................. 37,326
Total Investments — 98 .8%
(Cost: $ 4,972,191 ) ............................... 4,832,359
Other Assets Less Liabilities — 1.2% .................... 56,992
Net Assets — 100.0% ...............................
$ 4,889,351
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
04/14/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 37,326
(b)
$ — $ — $ — $ 37,326 37,323 $ 332 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,795,033 $ — $ 4,795,033
Short-Term Securities
Money Market Funds ...................................... 37,326 — — 37,326
$ 37,326 $ 4,795,033 $ — $ 4,832,359

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding
VRDN Variable Rate Demand Notes